Fees Summary	Jun. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,601,000
Previously Paid Amount	0.00
Total Fee Amount	497.30
Total Offset Amount	0.00
Net Fee	497.30
Narrative - Max Aggregate Offering Price	$ 3,601,000
Final Prospectus	true